CREDIT AGREEMENT AND LONG TERM LIABILITIES (Details) (Fortress [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended
Jul. 31, 2013
Fortress [Member]
Principal balance	$ 10,000
Loan fees to Fortress	(300)
Relative fair value of warrants issued and recorded in additional paid in capital	(1,375)
Debt Instrument Face Amount Net	$ 8,325